UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  May 15, 2013

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$16,772,761,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Nestle S A Rep RG SH ADR       ADR              641069406   446511  6161322 SH       Sole                  5324356            836966
Sanofi ADR                     ADR              80105n105      358     7000 SH       Sole                     7000
Teva Pharmaceutical ADR        ADR              881624209      889    22400 SH       Sole                    22400
Vodafone Group PLC ADR         ADR              92857w209      483    17000 SH       Sole                    17000
3M Company                     COM              88579y101   433373  4076504 SH       Sole                  3462338            614166
Alleghany Corp                 COM              017175100     2830     7148 SH       Sole                     6479               669
Altera Corporation             COM              021441100   333738  9411680 SH       Sole                  8004792           1406888
American Intl Group Inc New    COM              026874784      512    13200 SH       Sole                    13200
AON PLC                        COM              G0408V102   904105 14700897 SH       Sole                 12528258           2172639
Apache Corp                    COM              037411105   386849  5013596 SH       Sole                  4183501            830095
Ascent Capital Group Inc-A     COM              043632108     7323    98373 SH       Sole                    94553              3820
Bank of NY Mellon              COM              064058100      537    19200 SH       Sole                    19200
Berkley W R Corp               COM              084423102   481393 10849521 SH       Sole                  9225805           1623716
Berkshire Hathaway Class B     COM              084670702  1135018 10892685 SH       Sole                  9096904           1795781
Berkshire Hathaway Inc. Cl A   COM              084670108    82516      528 SH       Sole                      528
Borg Warner Inc                COM              099724106     2475    32000 SH       Sole                    32000
Charles Schwab Corp            COM              808513105      744    42050 SH       Sole                    42050
Citigroup Inc.                 COM              172967424      690    15600 SH       Sole                    15600
Coca Cola Co                   COM              191216100   743833 18393488 SH       Sole                 15543908           2849580
Comcast Corp Cl A              COM              20030N101    24787   590443 SH       Sole                   304045            286398
Comcast Corp Special Cl A      COM              20030N200   539930 13631164 SH       Sole                 11742777           1888387
ConocoPhillips                 COM              20825c104      337     5600 SH       Sole                     5600
Constellation Brands Inc       COM              21036p108   328396  6893277 SH       Sole                  5819367           1073910
Ecolab Inc                     COM              278865100   767127  9567556 SH       Sole                  8178880           1388676
Fidelity National Information  COM              31620m106   327953  8277453 SH       Sole                  7022310           1255143
Goldman Sachs Group Inc        COM              38141g104   372976  2534668 SH       Sole                  2112974            421694
Google Inc - Cl A              COM              38259P508   577237   726827 SH       Sole                   618335            108492
Kraft Foods Group Inc          COM              50076q106      335     6500 SH       Sole                     6500
Liberty Global Inc A           COM              530555101    55499   756320 SH       Sole                   722973             33347
Liberty Global Inc Ser C       COM              530555309   895601 13049708 SH       Sole                 11139717           1909991
Loews Corp                     COM              540424108   488396 11082281 SH       Sole                  9327652           1754629
McDonald's Corp                COM              580135101   100192  1005039 SH       Sole                   907068             97971
Microsoft Corp                 COM              594918104   723528 25293754 SH       Sole                 21360217           3933537
Mondelez International Inc     COM              609207105   550550 17983031 SH       Sole                 14990463           2992568
Morgan Stanley                 COM              617446448   631840 28746125 SH       Sole                 24399894           4346231
National Instruments Corp      COM              636518102      852    26025 SH       Sole                    26025
Newfield Exploration Co        COM              651290108      509    22700 SH       Sole                    22700
News Corp Ltd Class A          COM              65248E104   681039 22321840 SH       Sole                 18924847           3396993
News Corp Ltd Class B          COM              65248E203    92220  2998056 SH       Sole                  2802806            195250
Noble Energy Inc               COM              655044105   765865  6621694 SH       Sole                  5631872            989822
Oracle Systems                 COM              68389X105   967219 29917072 SH       Sole                 25356590           4560482
Pepsico                        COM              713448108   573781  7252954 SH       Sole                  6127410           1125544
Praxair Inc                    COM              74005P104   590491  5293988 SH       Sole                  4500078            793910
Republic Services              COM              760759100      274     8300 SH       Sole                     8300
Thermo Fisher Scientific Inc   COM              883556102   427786  5592705 SH       Sole                  4776577            816128
Travelers Companies, Inc.      COM              89417E109      581     6900 SH       Sole                     6900
UnitedHealth Group Inc         COM              91324P102   593735 10378164 SH       Sole                  8803988           1574176
Wal-Mart Stores Inc            COM              931142103   726823  9712984 SH       Sole                  8214843           1498141
Yahoo! Inc                     COM              984332106      386    16400 SH       Sole                    16400
Zoetis Inc                     COM              98978v103     2338    70000 SH       Sole                    70000